Capital Stock and Changes in Capital Accounts - Series B Preferred Stock (Details)	Nov. 29, 2021 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 30, 2021 $ / shares
Class of Stock [Line Items]
Preferred stock, shares issued		510,000
Preferred stock, shares outstanding		510,000
Preferred stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000
Preferred stock, par value | $ / shares		$ 0.01
Number of votes | Vote	2,000
Percentage of the total number of votes	34.00%
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security	49.00%